Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
14	SHARE-BASED COMPENSATION

2006 Share Incentive Plan

In June 2006, the Parent adopted a share incentive plan (the “2006 Plan”), pursuant to which the Parent is authorized to issue options to officers, employees, directors and consultants of the Company to purchase up to 11,507,900 of its ordinary shares (being retroactively adjusted to reflect the effect of the share split). The 2006 Plan expires in ten years. In October 2013, the Board of Directors decreased the number of options issuable under the 2006 Plan to 5,224,126 ordinary shares.

2010 Share Incentive Plan

In June 2010, the Parent adopted a share incentive plan (the “2010 Plan”), pursuant to which the Parent is authorized to issue options and other stock-based awards to officers, employees, directors and consultants of the Company to purchase up to 13,196,337 of its ordinary shares. In October 2013, the Board of Directors decreased the number of options issuable under the 2010 Plan to 5,373,659 ordinary shares.

2013 Share Incentive Plan

In October 2013, the Parent adopted a share incentive plan (the “2013 Plan”), pursuant to which the Parent is authorized to issue options and other stock-based awards to officers, employees, directors and consultants of the Company to purchase up to 4,243,070 of its ordinary shares.

In December 2011, the Board of Directors approved to grant options to an officer to purchase an aggregate of 834,287 ordinary shares under the 2006 Plan. The exercisability and the exercise price of the options are dependent upon the completion of the Company’s IPO, as follows:

(a)	In the event that the post-IPO valuation of the Company is not less than US$1 billion, the exercise price shall be US$1.8 per share.

(b)	In the event that the post-IPO valuation of the Company is less than US$1 billion, the exercise price shall be half of the public offering price per share of the Company.

50%, 30% and 20% of the options will vest on the first, second and third anniversary of the IPO of the Company. All the options that are not exercisable due to the earlier termination of the employment relationship between the officer and the Company will become null and void upon the occurrence of such earlier termination. In June 2013, the Company terminated the employment with this officer. As part of the severance package, the options granted to this officer that would have otherwise been forfeited were modified such that 667,430 share options will be immediately vested upon an IPO. The exercisability and the exercise price of the options remained the same. Since the exercisability is dependent upon the Company’s IPO, and it is not probable that this performance condition can be achieved until the IPO is effective, no compensation expense relating to the options was recorded for the years ended December 31, 2011 and 2012. During 2013, upon the completion of the Company’s IPO, RMB3,761,265 was recognized as compensation expenses.

In July and December 2011, total of 1,249,893 share options were granted to the Company’s employees with 25% or 40% vesting on the second or third anniversary of the grant date and the remaining 60% or 75% vesting evenly over the following 29 months or 36 months.

In July 2012, 75,675 share options were granted to the Company’s employees with 25% vesting on the third anniversary of the grant date and the remaining 75% vesting evenly over the following 36 months.

In December 2012, 305,878 share options were granted to the Company’s employees with 25% vesting on the third anniversary of the grant date and the remaining vesting evenly over the following 3 years.

In June 2013, 3,372,300 share options were granted to certain employees with 25% vesting on the third anniversary of the grant date and the remaining 75% to be vested evenly over the following three years, provided further, that if the Company completes its IPO before December 31, 2013, each of the above vesting dates shall be automatically accelerated by six months. The exercise price of these options is US$0.8826 per share.

In June 2013, the Board of Directors approved the grant of options to certain employees to purchase an aggregate of 274,100 ordinary shares of the Parent at an exercise price of US$0.0001 per share under the 2006 Plan. 25% of these share options will vest at the anniversary of the closing date of IPO (“vesting commencement date”) and 25% of these share options will vest each year thereafter on the same day of the month as the vesting commencement date.

In September 2013, 1,677,500 share options were granted to certain employees. 25% of the options vest on the third anniversary of the grant date with the remaining 75% to be vested evenly over the following three years, provided further, that if the Company completes its IPO before December 31, 2013, each of the above vesting dates shall be automatically accelerated by six months. The exercise price of these options is US$0.8826 per share.

In September 2013, the Parent granted rights to certain officers to purchase an aggregate of 2,831,374 and 13,266,202 ordinary shares of the Parent at an exercise price of US$0.28 and US$0.8826 per share, respectively. The rights are exercisable at the earlier of (i) the Company’s IPO, or (ii) the first anniversary of the grant date. 25% of the ordinary shares obtained upon exercise shall become transferrable on each of the first, second, third and fourth anniversary of the grant date. In the event that the officer terminates the employment with the Company, any ordinary shares that are not transferrable will be forfeited, and the Company will repurchase these ordinary shares at the purchase price the officer paid.

In September 2013, the Parent granted rights to an officer to purchase an aggregate of 163,536 ordinary shares of the Parent at an exercise price of US$0.8826 per share. The options vest upon the Company’s IPO, subject to meeting certain terms and conditions. Since such terms and conditions were not met, these share options were fully forfeited upon the Company’s IPO.

In September 2013, the Parent modified the exercise price of 3,452,400 vested options held by an officer. The exercise price was changed from US$0.02 to US$0.0001. The Company determined the difference between the fair value of the vested options and the fair value of the original award before it was modified, and immediately recognized the incremental fair value of the vested options of RMB426,887 as compensation expense in the year ended December 31, 2013.

In November 2013, 35,000 share options were granted to certain directors. 30%, 30% and 40% of the options vest on the first, second and third anniversary of the grant date. All the options that are not exercisable due to the earlier termination of the contract between the director and the Company become null and void upon the occurrence of such earlier termination. The exercise price of these options is US$1.87 per share. 34,759 restricted shares, which were fully and immediately vested at the date of grant, were also granted to these directors.

A summary of share options activity for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Number of Shares	Weighted average exercise price US$	Weighted remaining contractual Years	Aggregate intrinsic value US$
Outstanding as of January 1, 2011	7,837,748	0.60
Granted	2,084,180	1.31
Exercised	—	0.00
Forfeited	(199,200)	1.30
Expired	—	0.00

Outstanding as of December 31, 2011	9,722,728	0.66
Granted	381,553	1.90
Exercised	—	0.00
Forfeited	(409,864)	1.43
Expired	—	0.00

Outstanding as of December 31, 2012	9,694,417	0.67
Granted	21,620,012	0.82
Exercised	(3,452,400)	0.0001
Forfeited	(2,710,235)	0.90
Expired	(56,466)	1.29
Modification	(166,857)	—

Outstanding as of December 31, 2013	24,928,471	0.88	9.44	63,960,173

Vested and expected to vest as of December 31, 2013	24,153,796	0.84	9.41	61,706,600

Exercisable as of December 31, 2013	888,284	1.19	4.82	1,978,438

The Company calculated the fair value of the share options on the grant dates using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted in
	2011		2012		2013
Expected dividend yield		0%		0%		0%
Expected volatility		63% - 64%		60% - 63%		54% - 60%
Risk-free interest rate		2.74% - 4.19%		2.02% - 2.77%		1.72% - 2.97%
Exercise multiple		2.2		2.2		2.2
Estimated fair value of underlying ordinary shares (per share)	US$	0.48 - 0.59	US$	0.64 - 0.84	US$	1.65 - 1.87

Because the Company’s ordinary shares did not have a trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry.

The estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by American Appraisal. The Company first determined its enterprise value by using income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares.

No income tax benefit was recognized in the consolidated statements of comprehensive income (loss) for these share options as such compensation expenses were not tax deductible.

The fair values of the options granted of the Company for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Weighted average grant date fair value of option (per share)	1.65	2.21	7.33
Aggregate grant date fair value of options	3,429,048	843,121	158,567,632

The amount of compensation costs recognized for share options for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	74,458	76,111	639,246
Research and development expenses	111,716	164,374	1,944,824
Sales and marketing expenses	52,355	124,850	728,459
General and administrative expenses	53,365	60,748	14,510,015

Total share-based compensation costs	291,894	426,083	17,822,544

As of December 31, 2013, there were unrecognized compensation costs of approximately RMB143,277,755 related to unvested share options. The unrecognized compensation costs are expected to be recognized over the remaining weighted-average vesting period of 3.6 years.